OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Assets [Abstract]
Components of Other Assets

	As at
	December 31, 2018	December 31, 2017
Remediation trust fund - current	$24.0	$24.0
Remediation trust fund - non-current	74.0	87.6
Prepaid tax assessment	12.2	12.2
Prepaids and deposits	4.1	8.2
Inventory	5.7	4.6
	$120.0	$136.6

Current portion of other assets	$33.8	$36.8
Non-current portion of other assets	$86.2	$99.8
The following table reconciles Pengrowth’s investment in remediation trust funds for the periods noted below:

Remediation Trust Funds
Balance, December 31, 2016	$106.5
Contributions	14.0
Remediation expenditures	(6.6)
Investment income	3.1
Unrealized gain (loss)	(0.6)
Dispositions	($4.8)
Balance, December 31, 2017	$111.6
Contributions	2.9
Remediation expenditures	(17.9)
Investment income	2.7
Unrealized gain (loss)	(1.3)
Balance, December 31, 2018	$98.0